AOMT 2023-1 ABS-15G

Exhibit 99.50

Client Name:	Angel Oak
Client Project Name:	AOMT 2023-1
Start - End Dates:	4/9/2019
Deal Loan Count:	1

Conditions Report 2.0

Loans in Report:	1
Loans with Conditions:	1

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2023010113	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	D	A	B	B	D	B	D	B	D	A	B	B	Compliance	RESPA	Active	B	B	B	B	CMPRESPA2704	RESPA - List of homeowners counseling organizations not compliant	No	List of homeowners counseling organizations not compliant due to only borrower's acknowledgment in file but actual list of XX organizations missing.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFSXXX: Verified cash reserves exceed guidelines
- XXX Comments:  Post Close Reserves $XX,XXX.XX or X.XX months.  X months reserves required ($X,XXX.XX x X = $XX,XXX.XX)  Remaining $XX,XXX.XX.

CFCFSXXX: Credit score exceeds guidelines
- XXX Comments:  Credit Score XXX exceeds guidelines XXX.

2023010113	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	D	A	B	B	D	B	D	B	D	A	B	B	Compliance	TILA/RESPA Integrated Disclosure	Active	B	B	B	B	CMPTRID4287	TRID - CD: The difference between the Sale Price and Loan Amount from the Summaries of Transaction section does not equal the Down Payment/Funds from Borrower in the Calculating Cash to Close section	No	CD: XX/XX/XXX-X [Last CD] - The difference of $XX,XXX.XX between the Sale Price and Loan Amount from the Summaries of Transaction section does not equal the Down Payment/Funds from Borrower amount of $XXX.XX in the Calculating Cash to Close section.	XX/XX/XXX Lender provided LOX why Funds from borrower increased. However, personal payoff should be included on CCTC table in Adjustment section and not in Funds from borrower section. Condition pending receiving corrected Post CD, LOX and proof of delivery to borrower. Exception remains.	(No Data)	Numeric	Not Applicable	CFCFSXXX: Verified cash reserves exceed guidelines
- XXX Comments:  Post Close Reserves $XX,XXX.XX or X.XX months.  X months reserves required ($X,XXX.XX x X = $XX,XXX.XX)  Remaining $XX,XXX.XX.

CFCFSXXX: Credit score exceeds guidelines
- XXX Comments:  Credit Score XXX exceeds guidelines XXX.

2023010113	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	D	A	B	B	D	B	D	B	D	A	B	B	Compliance	TILA/RESPA Integrated Disclosure	Active	B	B	B	B	CMPTRID4463	TRID - Assumption selection on the CD does not match the clause in the mortgage.	No	Assumption selection on the CD does not match the clause in the mortgage. Per ARM Rider loan is assumable upon approval after initial fixed period.	(No Data)	(No Data)	Non-Numeric	Not Applicable	CFCFSXXX: Verified cash reserves exceed guidelines
- XXX Comments:  Post Close Reserves $XX,XXX.XX or X.XX months.  X months reserves required ($X,XXX.XX x X = $XX,XXX.XX)  Remaining $XX,XXX.XX.

CFCFSXXX: Credit score exceeds guidelines
- XXX Comments:  Credit Score XXX exceeds guidelines XXX.

2023010113	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	D	A	B	B	D	B	D	B	D	A	B	B	Credit	Assets	Waived	D	B	D	B	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	No	Source of funds to close and cash reserves are coming from business bank account. LOE and articles of organization in file show borrower is a co-owner only. Per guidelines:Funds from the Borrowers business checking and savings accounts may be used for down payment, closing costs and reserves if: The borrower is the sole proprietor or XXX% owner of the business (A business not owned solely by the Borrower may be considered on a case-by-case basis.) No lender exception in file.	X/XX/XXX - Lender provided LOE from XXX stating Co-Owner of company and is allowed access to business funds. Per guidelines, Borrower is not XXX% owner and must be granted on a case by case basis and no CRE exception in file. Exception remains.X/XX/XXX- Client provided approved exception request as not meeting the XXX% access when not XXX% owner of the business.	X/XX/XXX- Upon further review by Senior Underwriter, exception deemed Non-Material due to X.XX months of PITIA reserves, residual income of $X,XXX.XX and mortgage payment history is X x XX @ XX months. XXX final grade B.	(No Data)	Not Applicable	CFCFSXXX: Verified cash reserves exceed guidelines
- XXX Comments:  Post Close Reserves $XX,XXX.XX or X.XX months.  X months reserves required ($X,XXX.XX x X = $XX,XXX.XX)  Remaining $XX,XXX.XX.

CFCFSXXX: Credit score exceeds guidelines
- XXX Comments:  Credit Score XXX exceeds guidelines XXX.

2023010113	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	D	A	B	B	D	B	D	B	D	A	B	B	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR3116	Missing updated valuation	No	Missing secondary valuation for securitization supporting appraised value of $XXX,XXX	X.XX.XX Clear Capital Desk Review received valued at $XXX,XXX dated X.XX.XX, value supported.	X.XX.XX Exception Satisfied.	(No Data)	Not Applicable	CFCFSXXX: Verified cash reserves exceed guidelines
- XXX Comments:  Post Close Reserves $XX,XXX.XX or X.XX months.  X months reserves required ($X,XXX.XX x X = $XX,XXX.XX)  Remaining $XX,XXX.XX.

CFCFSXXX: Credit score exceeds guidelines
- XXX Comments:  Credit Score XXX exceeds guidelines XXX.